As filed with the Securities and Exchange Commission on April 19, 2016

Securities Act File No. 33-20827

Investment Company Act File No. 811-5518

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 196	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 198	☒

THE RBB FUND, INC.

(Exact Name of Registrant as Specified in Charter)

Bellevue Park Corporate Center

103 Bellevue Parkway

Wilmington, DE 19809

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (302) 791-1851

Copies to:

SALVATORE FAIA BNY Mellon Investment Servicing (US) Inc. 103 Bellevue Parkway Wilmington, DE 19809 (Name and Address of Agent for Service)	MICHAEL P. MALLOY, ESQUIRE Drinker Biddle & Reath LLP One Logan Square, Ste. 2000 Philadelphia, PA 19103-6996

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b)

☒ on April 30, 2016 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on [date] pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered                           Shares of Common Stock

EXPLANATORY NOTE

This Post-Effective Amendment No. 196 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended (“1933 Act”), solely for the purpose of delaying until April 30, 2016 the effectiveness of the Registrant’s Post-Effective Amendment No. 192 filed on February 5, 2016, which, pursuant to Rule 485(a)(2) of the 1933 Act, was scheduled to become effective on April 20, 2016.

This Post-Effective Amendment No. 196 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 192 and the information contained in Part C of Post-Effective Amendment No. 195 to the Registrant’s Registration Statement, filed on March 30, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and that it has duly caused this Post-Effective Amendment No. 196 to its  Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Wilmington, and State of Delaware on the 19th day of April, 2016.

THE RBB FUND, INC.

By:	/s/ Salvatore Faia
Salvatore Faia
President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE		TITLE	DATE

/s/ Salvatore Faia		President (Principal Executive Officer) and Chief	April 19, 2016
Salvatore Faia		Compliance Officer

/s/ Robert Amweg		Treasurer (Chief Financial Officer)	April 19, 2016
Robert Amweg

*J. Richard Carnall		Director	April 19, 2016
J. Richard Carnall

*Julian A. Brodsky		Director	April 19, 2016
Julian A. Brodsky

*Arnold M. Reichman		Director	April 19, 2016
Arnold M. Reichman

*Robert Sablowsky		Director	April 19, 2016
Robert Sablowsky

*Robert Straniere		Director	April 19, 2016
Robert Straniere

*Nicholas A. Giordano		Director	April 19, 2016
Nicholas A. Giordano

*Gregory P. Chandler		Director	April 19, 2016
Gregory P. Chandler

		Director	April 19, 2016
Sam Lambroza

*By:	/s/ Salvatore Faia		April 19, 2016
Salvatore Faia
Attorney-in-Fact